Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)						12 Months Ended
	Apr. 03, 2017 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Apr. 01, 2014 USD ($) EquityInstruments	May 17, 2013 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments
RSUs
Share-Based Compensation
Number of awards granted | EquityInstruments	144,142	212,837	88,492	76,251	64,792	144,142	212,837
Fair value at grant date	$ 15.55	$ 9.28	$ 19.48	$ 22.58	$ 11.95
SARs
Share-Based Compensation
Vesting period	3 years	3 years	3 years	3 years	3 years
Awards that vest on each anniversary (as a percent)	33.00%	33.00%	33.00%	33.00%	33.00%
Number of awards granted | EquityInstruments	448,045	848,981	305,859	286,746	325,943	448,045	848,981
Exercise price	$ 15.55	$ 9.28	$ 19.48	$ 24.00	$ 13.26	$ 15.55	$ 9.28
Fair value at grant date	$ 5.0021	$ 2.3263	$ 5.6352	$ 6.0035	$ 2.3753